Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020		Sep. 30, 2021
Income Statement [Abstract]
Formation and operating costs	$ 450,588	$ (526)		$ 675,928
Loss from operations	(450,588)			(675,928)
Other income:
Trust interest income	27,656			83,453
Total other income	27,656			83,453
Net loss	$ (422,932)	$ (526)		$ (592,475)
Basic and diluted weighted average shares outstanding, common stock	27,600,000	6,000,000	[1]	6,900,000
Basic and diluted net loss per share	$ (0.01)	$ (0.0001)		$ (0.02)

[1]	Excludes an aggregate of up to 900,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On January 11, 2021, the Company effected a stock dividend of 1,150,000 shares with respect to the common stock, resulting in an aggregate of 6,900,000 shares of common stock issued and outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividend (see Notes 5 and 7). On January 19, 2021, the underwriters exercised the over-allotment option in full. As a result, the 900,000 shares are no longer subject to forfeiture.